Organization and Principal Activities (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Apr. 04, 2024	Dec. 31, 2022
Organization and Principal Activities (Details) [Line Items]
Dividends percentage	15.00%	15.00%
Bank balance	$ 54,104	$ 184,109	$ 54,104		$ 27,556
Secured funding amount	$ 2,000,000		2,000,000
Received from secured funding			$ 2,000,000
Subsidiaries [Member]
Organization and Principal Activities (Details) [Line Items]
Equity investment percentage	50.00%	50.00%	50.00%
Forecast [Member]
Organization and Principal Activities (Details) [Line Items]
Settlement amount				$ 2,000,000